Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Composition of Borrowings

The composition of borrowings (excluding subordinated loans) at December 31 is as follows:

(In thousands)	2019	2018
Short-term:
FHLB Advances	$25,138	$39,000
Total short-term borrowings	$25,138	$39,000
Long-term:
FHLB advances	$67,987	$79,534
Total long-term borrowings	$67,987	$79,534

Scheduled Maturities of Debt

The principal balances, interest rates and maturities of the outstanding long-term borrowings, all of which are at a fixed rate, at December 31, 2019 are as follows:

Term	Principal	Rates
(Dollars in thousands)
Advances with FHLB
Due within 1 year	$30,193	1.62 - 3.03%
Due within 2 years	25,969	1.74 - 3.10%
Due within 10 years	11,825	1.68 - 3.17%
Total advances with FHLB	$67,987
Total long-term fixed rate borrowings	$67,987

At December 31, 2019, scheduled repayments of long-term debt are as follows:

(In thousands)
2020	$30,193
2021	25,969
2022	11,000
2023	825
2024	-
Thereafter	-
Total	$67,987